UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA      February 11, 2010
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:   $62,459 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - FOURTH QUARTER 2009

                                 TITLE                          SHARES
			          OF                  VALUE    PRINCIPAL  SH/  PUT/  INVSMT OTH      VOTING AUTHORITY
NAME OF ISSUER			 CLASS      CUSIP    (x$1000)   AMOUNT    PRN  CALL  DSCRTN MGRS   SOLE   SHARED   NONE
=======================================================================================================================

ACERGY SA-SPONS ADR              EQUITY   00443E104    $2,966    190,000   SH         SOLE        190,000
ATA INC-SPONS ADR                EQUITY   00211V106    $1,032    230,827   SH         SOLE        230,827
BRF-BRASIL FOODS SA-ADR          EQUITY   10552T107    $3,011     52,500   SH         SOLE         52,500
CITIGROUP INC                    EQUITY   172967101    $1,831    553,200   SH         SOLE        553,200
CALIFORNIA COASTAL COMM INC      EQUITY   129915203      $222    170,572   SH         SOLE        170,572
CHINAEDU CORP-SPONS ADR          EQUITY   16945L107      $127     17,337   SH         SOLE         17,337
CIT GROUP INC                    EQUITY   125581801    $2,612     94,593   SH         SOLE         94,593
COMPASS MINERALS INTERNATION     EQUITY   20451N101    $2,352     35,000   SH         SOLE         35,000
CALPINE CORP                     EQUITY   131347304    $2,310    210,000   SH         SOLE        210,000
COGNIZANT TECH SOLUTIONS-A       EQUITY   192446102      $567     12,500   SH         SOLE         12,500
CYTORI THERAPEUTICS INC          EQUITY   23083K105      $732    120,000   SH         SOLE        120,000
CROSSTEX ENERGY INC              EQUITY   22765Y104    $2,177    359,903   SH         SOLE        359,903
CROSSTEX ENERGY INC              EQUITY   22765U102        $2     25,000   SH  CALL   SOLE         25,000
DUPONT FABROS TECHNOLOGY         EQUITY   26613Q106   $11,482    638,242   SH         SOLE        638,242
SPDR GOLD TRUST                  EQUITY   78463V107    $3,756     35,000   SH         SOLE         35,000
HOLOGIC INC                      EQUITY   436440101    $1,305     90,000   SH         SOLE         90,000
INNOPHOS HOLDINGS INC            EQUITY   45774N108      $590     25,678   SH         SOLE         25,678
IMPERIAL SUGAR CO                EQUITY   453096208      $741     42,500   SH         SOLE         42,500
ITAU UNIBANCO HLDG-PREF ADR      EQUITY   465562106    $1,181     51,700   SH         SOLE         51,700
GRAND CANYON EDUCATION INC       EQUITY   38526M106    $1,707     89,780   SH         SOLE         89,780
LIBERTY MEDIA STARZ SER A        EQUITY   53071M104      $231      5,000   SH         SOLE          5,000
MOSAIC COMPANY                   EQUITY   61945A107    $5,376     90,000   SH         SOLE         90,000
RESOLUTE ENERGY CORP             EQUITY   76116A108    $3,591    311,723   SH         SOLE        311,723
ROSS STORES INC                  EQUITY   778296103    $1,815     42,500   SH         SOLE         42,500
SILVER WHEATON CORP              EQUITY   828336107    $1,427     95,000   SH         SOLE         95,000
VARIAN MEDICAL SYSTEMS INC       EQUITY   92345Y106    $1,665     55,000   SH         SOLE         55,000
BARCLAYS BANK PLC                IPATH    06740C519    $1,810     23,560   SH         SOLE         23,560
			        S&P ETN
WASHINGTON POST-CL B             EQUITY   939640108    $1,846      4,200   SH         SOLE          4,200
WELLS FARGO & CO                 EQUITY   949746101    $3,104    115,000   SH         SOLE        115,000
WIPRO LTD-ADR                    EQUITY   97651M109      $891     40,000   SH         SOLE         40,000